Long Term Assets	12 Months Ended
Dec. 31, 2022
Long Term Assets [Abstract]
LONG TERM ASSETS	NOTE 6:- LONG TERM ASSETS
	December 31
	2022	2021

Prepaid expenses	$201	$91
Other	$59	$59

	$260	$150